Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	$ 1,790	$ 20,999
Less accumulated depreciation and depletion	(19)	(22)
Total owned and leased mineral rights, land and building, net	1,771	20,977
Land [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	490	490
Building [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	266	132
Mining Properties and Mineral Rights [Member]
Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	$ 1,034	$ 20,377